9. RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Recoverable Taxes
Schedule of recoverable taxes

	12.31.19	12.31.18
Recoverable taxes
ICMS ("State VAT")	1,635,664	1,632,110
PIS and COFINS ("Federal Taxes to Social Fund Programs")	2,990,313	946,399
IPI ("Federal VAT")	848,865	836,676
INSS ("Brazilian Social Security")	255,967	307,897
Other	80,144	155,779
(-) Provision for losses	(167,674)	(175,925)
	5,643,279	3,702,936

Current	473,732	560,389
Non-current	5,169,547	3,142,547

Recoverable income tax and social contribution
Income and social contribution tax (IR/CS)	430,778	522,758
(-) Provision for losses	(9,029)	(9,029)
	421,749	513,729
Current	152,486	506,483
Non-current	269,263	7,246

Schedule of rollforward of provision for losses

The rollforward of the provision for realization of recoverable taxes are set forth below:

	ICMS ("State VAT")		PIS and COFINS ("Federal Taxes to Social Fund Programs")		Income and social contribution tax		IPI ("Federal VAT")		Other		Total
	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18
Beginning balance	(140,970)	(122,892)	(17,418)	(19,717)	(9,029)	(9,029)	(13,562)	(13,562)	(3,975)	(4,332)	(184,954)	(169,532)
Additions	(45,079)	(80,004)	(496)	-	-	-	-	-	(1,780)	(3,687)	(47,355)	(83,691)
Write-offs	44,856	61,926	992	2,299	-	-	9,744	-	2	513	55,594	64,738
Exchange rate variation	-	-	-	-	-	-	-	-	12	1527	12	1,527
Transfer - held for sale	-	-	-	-	-	-	-	-	-	2,004	-	2,004
Ending balance	(141,193)	(140,970)	(16,922)	(17,418)	(9,029)	(9,029)	(3,818)	(13,562)	(5,741)	(3,975)	(176,703)	(184,954)